SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2024 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Insurance limit	$ 70,000			¥ 500,000
Impairment	0	$ 0	$ 0
Impairment on lease	$ 0	0
Value added tax percentage	13.00%
Employee Contribution Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expenses	$ 657,565	$ 586,559	$ 383,597